Shareholders' Equity - Schedule of Changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Settlement of share-based payments	€ 0	€ 0
Non-executive remuneration received in equity, as a percent	50.00%		50.00%
Senior Management Team
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	609,756
Settlement of share-based payments	€ 7,500
CEO 2022-2024 LTIP
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	588,000
CEO IPO Performance Share Units Plan
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	360,000
Directors
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	430,000
Non Executive Directors
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	78,460
Senior Management Team 2023 RSU Plan
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	40,000
Share Capital
Disclosure of reserves within equity [line items]
At beginning of period	€ 9,154
At end of period	9,154		€ 9,154
Share premium
Disclosure of reserves within equity [line items]
At beginning of period	782,587
At end of period	€ 782,587		€ 782,587
Outstanding ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	250,310,263
Ordinary shares assigned under share-based payments (in shares)	2,106,216
Number of shares issued, end of period (in shares)	252,416,479		250,310,263
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	52,394,463
Ordinary shares assigned under share-based payments (in shares)	2,106,216
Number of shares issued, end of period (in shares)	50,288,247		52,394,463
Total ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	302,704,726
Number of shares issued, end of period (in shares)	302,704,726		302,704,726
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	154,981,350
Number of shares issued, end of period (in shares)	154,981,350		154,981,350